Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Segment shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Jan. 01, 2019 USD ($)	Jan. 01, 2017 USD ($)
Significant Accounting Policies [Line Items]
Number of operating segments | Segment	1
Goodwill impairment losses	$ 0	$ 0	$ 0
Deferred revenue	1,386,700,000	1,338,000,000.0
Revenue expected to be recognized from remaining performance obligations	1,560,300	1,557,600
Revenue expected to be recognized from remaining performance obligations, 2019	1,087,300
Provision for estimated sales returns, rebates, stock rotations, and other customer rights	$ 4,600,000	8,500,000
Maximum percentage of annual compensation contributed by employees towards employee benefit plan	50.00%
Maximum amount contributed by employees toward employee benefit plan	$ 19,000
Additional amount contributed by employees aged 50 and over towards employee benefit plan	$ 6,000
Percentage of employee contributions contributed by employer towards employee benefit plan	50.00%
Maximum percentage of employee's eligible compensation	6.00%
Contributions by employer	$ 4,100,000	4,200,000	3,600,000
Minimum percentage of tax benefit realized upon settlement	50.00%
Advertising expenses	$ 5,200,000	3,100,000	$ 1,800,000
Allowance for doubtful accounts	$ 800,000	$ 1,000,000.0
Anti-dilutive shares excluded from computation of earnings per share amount | shares	4,900,000	3,200,000	1,600,000
Operating lease ROU assets	$ 28,900,000
Lease liabilities		$ 29,200,000
Rent expenses	11,100,000	8,200,000	$ 11,100,000
Manufacturing partner and supplier liabilities
Significant Accounting Policies [Line Items]
Significant costs associated with exposure	0	0
Other Long Term Assets
Significant Accounting Policies [Line Items]
Deferred commission	20,200,000	22,600,000
Amortisation of contracted capitalised costs	13,100,000	11,200,000
Accounting Standards Update 2016-02
Significant Accounting Policies [Line Items]
Operating lease ROU assets				$ 27,700,000
Lease liabilities				$ 27,700,000
Accounting Standards Update 2016-09 | Retained earnings | Forfeitures
Significant Accounting Policies [Line Items]
Cumulative-effect net of tax adjustment to increase (decrease) retained earnings					$ 2,100,000
Accounting Standards Update 2016-09 | Retained earnings | Income Tax Accounting
Significant Accounting Policies [Line Items]
Cumulative-effect net of tax adjustment to increase (decrease) retained earnings					$ 86,100,000
Security Subscriptions and Software Updates and Maintenance
Significant Accounting Policies [Line Items]
Deferred revenue	1,069,900,000	878,500
Foreign Exchange Forward Contracts | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, notional amount	342,300,000	337,500,000
Foreign Exchange Forward Contracts | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, notional amount	38,200,000	112,100,000
Foreign Exchange Forward Contracts | Financial Income | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)	16,700,000	(33,300,000)	25,100,000
Foreign Exchange Forward Contracts | Operating Expenses | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)	$ 1,300,000	$ (4,600,000)	$ 4,700,000
Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	8 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	20 years